Equity-Accounted Investees - Grifols Egypt for Plasma Derivatives (S.A.E.) and Shanghai RAAS Blood Products Co. Ltd (Details) ¥ / shares in Units, $ in Thousands, ¥ in Millions					3 Months Ended	12 Months Ended										41 Months Ended
		Jul. 29, 2021 EUR (€)	Jul. 29, 2021 USD ($)	Mar. 30, 2020 ¥ / shares	Jun. 30, 2025 USD ($)	Dec. 31, 2024 EUR (€)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 EUR (€)		Dec. 31, 2023 USD ($)	Dec. 31, 2023 EUR (€) ¥ / shares		Dec. 31, 2022 EUR (€)		Dec. 31, 2022 USD ($)	Dec. 31, 2024 USD ($)	Jun. 18, 2024	Dec. 31, 2023 CNY (¥) ¥ / shares	Dec. 29, 2023	Dec. 31, 2022 CNY (¥)
Disclosure of associates [line items]
Share capital						€ 119,603,705		€ 119,603,705	[1]		€ 119,603,705	[1]	€ 119,604,000	[1]
Change in fair value of financial instruments						€ 19,882,000		1,459,000	[1]				11,999,000	[1]
Non-current assets held for sale	[1]							€ 1,089,856,000			€ 1,089,856,000		€ 4,969,000
Term of the government bonds						20 years	20 years
Grifols Egypt Plasma Derivatives [Member]
Disclosure of associates [line items]
Contribution made		€ 30,454,000	$ 36,750				$ 44,100			$ 22,050					$ 22,050	$ 124,950
Percentage of shareholding		49.00%	49.00%			49.00%	49.00%	49.00%		49.00%						49.00%
Share capital | $			$ 300,000
Contribution from entity as a percentage of total contributions from all shareholders during the year						49.00%	49.00%
Total contributions by all shareholders during the period | $							$ 90,000			$ 45,000					$ 45,000	$ 255,000
Grifols Egypt Plasma Derivatives [Member] | Forecast | Entering Into Significant Investments
Disclosure of associates [line items]
Contribution made | $					$ 22,050
Shanghai RAAS Blood Products Co., Ltd.
Disclosure of associates [line items]
Percentage of shareholding				26.20%				6.58%		6.58%			26.20%		26.20%
Percentage of sales						20.00%	20.00%
Percentage of ownership interests classified as held for sale																			20.00%
Stock market capitalization per share | ¥ / shares											€ 9.405
SRAAS Share price | ¥ / shares				¥ 7.91														¥ 8
Proportion of ownership interests in former associate after partial sale																	6.58%
Stock market capitalization | ¥																		¥ 53,164		¥ 42,737
Shanghai RAAS Blood Products Co., Ltd. | Non-current assets held for sale
Disclosure of associates [line items]
Percentage of ownership interests classified as held for sale								20.00%			20.00%							20.00%
Non-current assets held for sale								€ 1,089,856,000			€ 1,089,856,000

[1]	Restated figures (Note 2.d)